JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(each a “Fund” and together “The Funds”)

(each a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated May 31, 2023 to the

Current Prospectus and Statement of Additional Information

Effective immediately, all references to Capital International, Inc. (“CII”) and T.Rowe Price Associates, Inc. (“T. Rowe Price”) as sub-advisers to the Funds are hereby deleted in their entirety from the Prospectus and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-ACC-523